DIVESTMENTS AND ASSETS HELD FOR SALE - Assets held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Total current assets	$ 32,499	$ 32,475
Property, plant and equipment	36,725	35,638
Total assets	92,366	91,249
Total current liabilities	23,109	23,455
Other long-term liabilities	3,073	3,019
Total liabilities	48,255	$ 47,141
Steelton
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Total current assets	43
Property, plant and equipment	79
Total assets	122
Total current liabilities	18
Other long-term liabilities	17
Total liabilities	$ 35